PREPAYMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS, NET
Schedule of prepayments, net

	As of December 31,
	2025	2024
Prepayment for R&D	$11,799,310	$13,296,763
Prepayment for purchase of property and equipment	1,393,678	1,378,198
Prepayment for purchase of materials and others	3,863,436	3,305,963
Prepaid expense for others	606,259	319,196
Subtotal	17,662,683	18,300,120
Less: impairment loss	(4,204)	(4,867)
Subtotal, net	17,658,479	18,295,253
Less: Long term portion	(7,113,014)	(8,021,046)
Prepayments, net – current portion	$10,545,465	$10,274,207

Schedule of prepayments impairment loss

	For the years ended
	December 31,
	2025	2024	2023
Balance at the beginning of the year	$(4,867)	$(5,002)	$—
Additions charged to the impairment loss	—	—	(5,016)
Foreign currency translation adjustments	663	135	14
Balance at the end of the year	$(4,204)	$(4,867)	$(5,002)